Fair Values of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Carrying Amounts and Fair Values of Financial Instruments
The following sets forth a comparison of the carrying amounts and fair values of our financial instruments:

	December 31,
	2022		2021
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(Dollars in thousands)
Assets
Fixed maturity securities, available for sale	$39,804,617	$39,804,617	$51,305,943	$51,305,943
Mortgage loans on real estate	6,949,027	6,502,463	5,687,998	5,867,227
Real estate investments	1,056,063	1,056,063	337,939	337,939
Limited partnerships and limited liability companies	684,835	684,835	168,711	168,711
Derivative instruments	431,727	431,727	1,277,480	1,277,480
Other investments	1,817,085	1,817,085	1,247,024	1,247,024
Cash and cash equivalents	1,919,669	1,919,669	4,508,982	4,508,982
Coinsurance deposits	13,254,956	12,640,797	8,988,891	8,188,338
Market risk benefits	229,871	229,871	526,373	526,373

Liabilities
Policy benefit reserves	58,419,911	55,572,896	62,169,441	56,375,076
Market risk benefits	2,455,492	2,455,492	3,162,162	3,162,162
Single premium immediate annuity (SPIA) benefit reserves	212,119	221,130	226,207	235,891
Other policy funds - FHLB	300,000	300,000	—	—
Notes and loan payable	792,073	774,220	496,250	569,485
Subordinated debentures	78,753	87,293	78,421	93,721

Assets and Liabilities Measured on a Recurring Basis, By Fair Value Hierarchy Level
Our assets and liabilities which are measured at fair value on a recurring basis as of December 31, 2022 and 2021 are presented below based on the fair value hierarchy levels:

	Total Fair Value	NAV	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(Dollars in thousands)
December 31, 2022
Assets
Fixed maturity securities, available for sale:
U.S. Government and agencies	$169,071	$—	$26,184	$142,887	$—
States, municipalities and territories	3,822,982	—	—	3,822,982	—
Foreign corporate securities and foreign governments	676,852	—	—	676,852	—
Corporate securities	24,161,921	—	—	23,759,573	402,348
Residential mortgage backed securities	1,377,611	—	—	1,377,611	—
Commercial mortgage backed securities	3,687,478	—	—	3,687,478	—
Other asset backed securities	5,908,702	—	—	5,465,784	442,918
Other investments	1,013,297	—	398,280	615,017	—
Real estate investments	940,559	—	—	—	940,559
Limited partnerships and limited liability companies	684,835	620,626	—	—	64,209
Derivative instruments	431,727	—	—	431,727	—
Cash and cash equivalents	1,919,669	—	1,919,669	—	—
Market risk benefits (a)	229,871	—	—	—	229,871
	$45,024,575	$620,626	$2,344,133	$39,979,911	$2,079,905
Liabilities
Funds withheld liability - embedded derivative	$(441,864)	$—	$—	$—	$(441,864)
Fixed index annuities - embedded derivatives	4,820,845	—	—	—	4,820,845
Market risk benefits (a)	2,455,492	—	—	—	2,455,492
	$6,834,473	$—	$—	$—	$6,834,473

December 31, 2021
Assets
Fixed maturity securities, available for sale:
U.S. Government and agencies	$1,078,746	$—	$32,737	$1,046,009	$—
States, municipalities and territories	3,927,201	—	—	3,927,201	—
Foreign corporate securities and foreign governments	402,545	—	—	402,545	—
Corporate securities	34,660,234	—	32,700	34,627,534	—
Residential mortgage backed securities	1,125,049	—	—	1,125,049	—
Commercial mortgage backed securities	4,840,311	—	—	4,840,311	—
Other asset backed securities	5,271,857	—	—	5,271,857	—
Other investments	12,226	—	—	5,877	6,349
Real estate investments	337,939	—	—	—	337,939
Limited partnerships and limited liability companies	168,711	168,711	—	—	—
Derivative instruments	1,277,480	—	—	1,277,480	—
Cash and cash equivalents	4,508,982	—	4,508,982	—	—
Market risk benefits (a)	526,373	—	—	—	526,373
	$58,137,654	$168,711	$4,574,419	$52,523,863	$870,661
Liabilities
Funds withheld liability - embedded derivative	$(2,362)	$—	$—	$(2,362)	$—
Fixed index annuities - embedded derivatives	7,964,961	—	—	—	7,964,961
Market risk benefits (a)	3,162,162	—	—	—	3,162,162
	$11,124,761	$—	$—	$(2,362)	$11,127,123
(a)See Note 8 - Policyholder Liabilities for additional information related to market risk benefits, including the balances of and changes in market risk benefits as well as significant inputs and assumptions used in the fair value measurements of market risk benefits.

Schedule of Assumptions Used in Estimating Fair Value	The following table presents average lapse rate and partial withdrawal rate assumptions, by contract duration, used in estimating the fair value of the embedded derivative component of our fixed index annuity policy benefit reserves at each reporting date:

	Average Lapse Rates		Average Partial Withdrawal Rates
Contract Duration (Years)	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
1 - 5	2.17%	3.04%	1.86%	2.19%
6 - 10	3.28%	2.84%	1.97%	2.26%
11 - 15	3.63%	4.47%	1.86%	2.14%
16 - 20	8.55%	8.93%	2.96%	1.33%
20+	4.90%	4.93%	1.81%	—%

Assets Measured at Fair Value on Recurring Basis, Level 3 Reconciliation
The following table provides a reconciliation of the beginning and ending balances for our Level 3 assets and liabilities, which are measured at fair value on a recurring basis using significant unobservable inputs for the years ended December 31, 2022 and 2021:

	Year Ended December 31,
	2022	2021
	(Dollars in thousands)
Fixed maturity securities, available for sale - Corporate securities
Beginning balance	$—	$—
Purchases	2,233	—
Transfers in	391,702	—
Transfers out	—	—
Total realized/unrealized gains (losses):
Included in net income	—	—
Included in other comprehensive income (loss)	8,413	—
Ending balance	$402,348	$—

Fixed maturity securities, available for sale - Other asset backed securities
Beginning balance	$—	$—
Purchases	296,800	—
Transfers in	153,669	—
Transfers out	—	—
Total realized/unrealized gains (losses):
Included in net income	—	—
Included in other comprehensive income (loss)	(7,551)	—
Ending balance	$442,918	$—

Other investments
Beginning balance	$6,349	$—
Transfers in	—	6,349
Transfers out	(3,867)	—
Total realized/unrealized gains (losses):
Included in net income	(2,482)	—
Included in other comprehensive income (loss)	—	—
Ending balance	$—	$6,349

	Year Ended December 31,
	2022	2021
	(Dollars in thousands)
Real estate investments
Beginning balance	$337,939	$—
Purchases and sales, net	602,298	335,767
Change in fair value	322	2,172
Ending balance	$940,559	$337,939

Limited partnerships and limited liability companies
Beginning balance	$—	$—
Purchases and sales, net	57,574	—
Change in fair value	6,635	—
Ending balance	$64,209	$—

Funds withheld liability - embedded derivative
Beginning balance	$—	$—
Transfers in	(441,864)	—
Change in fair value	—	—
Ending balance	$(441,864)	$—

Fixed index annuities - embedded derivatives
Beginning balance	$7,964,961	$7,938,281
Premiums less benefits	(125,940)	1,424,372
Change in fair value, net	(2,561,676)	(876,803)
Reserve release related to in-force ceded reinsurance	(456,500)	(520,889)
Ending balance	$4,820,845	$7,964,961

Liabilities Measured at Fair Value on Recurring Basis, Level 3 Reconciliation
The following table provides a reconciliation of the beginning and ending balances for our Level 3 assets and liabilities, which are measured at fair value on a recurring basis using significant unobservable inputs for the years ended December 31, 2022 and 2021:

	Year Ended December 31,
	2022	2021
	(Dollars in thousands)
Fixed maturity securities, available for sale - Corporate securities
Beginning balance	$—	$—
Purchases	2,233	—
Transfers in	391,702	—
Transfers out	—	—
Total realized/unrealized gains (losses):
Included in net income	—	—
Included in other comprehensive income (loss)	8,413	—
Ending balance	$402,348	$—

Fixed maturity securities, available for sale - Other asset backed securities
Beginning balance	$—	$—
Purchases	296,800	—
Transfers in	153,669	—
Transfers out	—	—
Total realized/unrealized gains (losses):
Included in net income	—	—
Included in other comprehensive income (loss)	(7,551)	—
Ending balance	$442,918	$—

Other investments
Beginning balance	$6,349	$—
Transfers in	—	6,349
Transfers out	(3,867)	—
Total realized/unrealized gains (losses):
Included in net income	(2,482)	—
Included in other comprehensive income (loss)	—	—
Ending balance	$—	$6,349

	Year Ended December 31,
	2022	2021
	(Dollars in thousands)
Real estate investments
Beginning balance	$337,939	$—
Purchases and sales, net	602,298	335,767
Change in fair value	322	2,172
Ending balance	$940,559	$337,939

Limited partnerships and limited liability companies
Beginning balance	$—	$—
Purchases and sales, net	57,574	—
Change in fair value	6,635	—
Ending balance	$64,209	$—

Funds withheld liability - embedded derivative
Beginning balance	$—	$—
Transfers in	(441,864)	—
Change in fair value	—	—
Ending balance	$(441,864)	$—

Fixed index annuities - embedded derivatives
Beginning balance	$7,964,961	$7,938,281
Premiums less benefits	(125,940)	1,424,372
Change in fair value, net	(2,561,676)	(876,803)
Reserve release related to in-force ceded reinsurance	(456,500)	(520,889)
Ending balance	$4,820,845	$7,964,961